Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Disaggregation of Revenue From Contracts With Customers
The following table summarizes the changes in the carrying amounts of deferred revenue during the year ended December 31, 2023:

	Note	Sandbox arrangement	Gold prepay transactions	Total
Balance – December 31, 2022		$—	$—	$—
Prepayments received	14(a),(b)	75,000	150,000	225,000
Gold delivered	14(a)	(1,891)	—	(1,891)
Accretion expense	14(a)(b)	1,952	9,072	11,024
Balance – December 31, 2023		$75,061	$159,072	$234,133

Classified and presented as:
Current(1)		$14,462	$25,136	$39,598
Non-current		60,599	133,936	194,535
		$75,061	$159,072	$234,133
(1)    The current portion of deferred revenue represents the amounts of gold expected to be delivered within twelve months of the reporting date.
Revenue from contracts with customers during the years ended December 31, 2023 and 2022 disaggregated by metal were as follows:

	2023	2022
Gold	$1,086,139	$949,151
Silver	2,052	3,045
Total revenue	$1,088,191	$952,196